Shareholders' Equity (Details) - Schedule of fair value of the warrant - Warrant [Member]	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Shareholders' Equity (Details) - Schedule of fair value of the warrant [Line Items]
Pricing model utilized	Binomial Lattice	Binomial Lattice	Binomial Lattice
Expected life range (in years)			5 years
Dividend yield	0.00%	0.00%	0.00%
Minimum [Member]
Shareholders' Equity (Details) - Schedule of fair value of the warrant [Line Items]
Risk free rate range	0.38%	0.38%	0.19%
Expected life range (in years)	3 years	3 years
Volatility range	170.58%	169.53%	119.69%
Maximum [Member]
Shareholders' Equity (Details) - Schedule of fair value of the warrant [Line Items]
Risk free rate range	0.86%	0.97%	1.59%
Expected life range (in years)	5 years	5 years
Volatility range	193.21%	193.21%	132.19%